Contingent liabilities and legal proceedings - Vodafone Idea (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2020	Sep. 30, 2019
Disclosure of contingent liabilities [line items]
Investment in joint ventures	€ 5,943	€ 7,620
Vodafone Idea Limited
Disclosure of contingent liabilities [line items]
Investment in joint ventures	0		€ 0	€ 0
Share of losses in respect to joint venture	€ 0